CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash	$ 562,783	$ 684,708	$ 25,000
Prepaid expenses	73,913	106,333
Total Current Assets	636,696	791,041	25,000
Investments held in Trust Account	65,698,018	65,691,936
Total Assets	66,334,714	66,482,977	25,000
Current Liabilities
Accounts payable and accrued expenses	401,493	115,452	1,450
Income taxes payable	812	812
Total Current Liabilities	402,305	116,264	1,450
Promissory note – related party	1,000,000	1,000,000
Deferred underwriting fee payable	2,297,319	2,297,319
Total Liabilities	3,699,624	3,413,583	1,450
Commitments and Contingencies
Common stock subject to possible redemption, 5,763,508 and 5,806,939 shares at $10.00 per share redemption value at September 30, 2020 and June 30, 2020, respectively	57,635,080	58,069,390
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,441,201 and 2,397,770 issued and outstanding (excluding 5,763,508 and 5,806,939 shares subject to possible redemption) at September 30, 2020 and June 30, 2020, respectively	244	240	144
Additional paid-in capital	5,555,062	5,120,756	24,856
Accumulated deficit	(555,296)	(120,992)	(1,450)
Total Stockholders’ Equity	5,000,010	5,000,004	23,550
Total Liabilities and Stockholders’ Equity	$ 66,334,714	$ 66,482,977	$ 25,000